Investment Portfolioas of March 31, 2025 (Unaudited)
DWS S&P 500 Index Fund
DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2025, the Fund owned approximately 78% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 9.1%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	249,521	7,056,454
Verizon Communications, Inc.	145,847	6,615,620
		13,672,074
Entertainment 1.5%
Electronic Arts, Inc.	8,196	1,184,486
Live Nation Entertainment, Inc.*	5,455	712,314
Netflix, Inc.*	14,830	13,829,420
Take-Two Interactive Software, Inc.*	5,633	1,167,439
TKO Group Holdings, Inc.	2,272	347,184
Walt Disney Co.	62,644	6,182,963
Warner Bros Discovery, Inc.*	77,801	834,805
		24,258,611
Interactive Media & Services 6.0%
Alphabet, Inc. "A"	202,363	31,293,414
Alphabet, Inc. "C"	163,849	25,598,129
Match Group, Inc.	8,815	275,028
Meta Platforms, Inc. "A"	75,940	43,768,779
		100,935,350
Media 0.5%
Charter Communications, Inc. "A"*	3,331	1,227,573
Comcast Corp. "A"	130,602	4,819,214
Fox Corp. "A"	7,661	433,613
Fox Corp. "B"	4,681	246,736
Interpublic Group of Companies, Inc.	13,028	353,840
News Corp. "A"	13,678	372,315
News Corp. "B"	3,781	114,829
Omnicom Group, Inc.	6,614	548,367
Paramount Global "B" (a)	21,678	259,269
		8,375,756
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.	16,599	4,427,119
Consumer Discretionary 10.2%
Automobile Components 0.0%
Aptiv PLC*	8,212	488,614
Automobiles 1.7%
Ford Motor Co.	134,199	1,346,016
General Motors Co.	34,386	1,617,174
Tesla, Inc.*	97,037	25,148,109
		28,111,299

Broadline Retail 3.8%
Amazon.com, Inc.*	327,143	62,242,227
eBay, Inc.	16,807	1,138,338
		63,380,565
Distributors 0.1%
Genuine Parts Co.	4,849	577,710
LKQ Corp.	8,834	375,798
Pool Corp.	1,326	422,132
		1,375,640
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. "A"*	14,889	1,778,640
Booking Holdings, Inc.	1,146	5,279,519
Caesars Entertainment, Inc.*	7,772	194,300
Carnival Corp.*	35,562	694,526
Chipotle Mexican Grill, Inc.*	46,985	2,359,117
Darden Restaurants, Inc.	4,053	842,051
Domino's Pizza, Inc.	1,181	542,610
DoorDash, Inc. "A"*	11,755	2,148,461
Expedia Group, Inc.	4,211	707,869
Hilton Worldwide Holdings, Inc.	8,316	1,892,306
Las Vegas Sands Corp.	12,240	472,831
Marriott International, Inc. "A"	7,950	1,893,690
McDonald's Corp.	24,845	7,760,833
MGM Resorts International*	7,610	225,560
Norwegian Cruise Line Holdings Ltd.*	15,563	295,075
Royal Caribbean Cruises Ltd.	8,556	1,757,745
Starbucks Corp.	39,435	3,868,179
Wynn Resorts Ltd.	3,203	267,451
Yum! Brands, Inc.	9,728	1,530,798
		34,511,561
Household Durables 0.3%
D.R. Horton, Inc.	9,816	1,247,908
Garmin Ltd.	5,391	1,170,548
Lennar Corp. "A"	8,090	928,570
Mohawk Industries, Inc.*	1,883	215,001
NVR, Inc.*	102	738,928
PulteGroup, Inc.	6,977	717,235
		5,018,190
Leisure Products 0.0%
Hasbro, Inc.	4,747	291,893
Specialty Retail 1.9%
AutoZone, Inc.*	579	2,207,600
Best Buy Co., Inc.	6,896	507,614
CarMax, Inc.*	5,367	418,197
Home Depot, Inc.	34,450	12,625,580
Lowe's Companies, Inc.	19,559	4,561,746
O'Reilly Automotive, Inc.*	1,984	2,842,239
Ross Stores, Inc.	11,444	1,462,429
TJX Companies, Inc.	38,864	4,733,635
Tractor Supply Co.	18,374	1,012,407
Ulta Beauty, Inc.*	1,594	584,265
Williams-Sonoma, Inc.	4,258	673,190
		31,628,902
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	5,194	580,741

Lululemon Athletica, Inc.*	3,873	1,096,291
NIKE, Inc. "B"	40,854	2,593,412
Ralph Lauren Corp.	1,375	303,518
Tapestry, Inc.	7,101	499,981
		5,073,943
Consumer Staples 6.0%
Beverages 1.3%
Brown-Forman Corp. "B"	6,618	224,615
Coca-Cola Co.	134,117	9,605,459
Constellation Brands, Inc. "A"	5,459	1,001,836
Keurig Dr Pepper, Inc.	41,135	1,407,640
Molson Coors Beverage Co. "B"	5,906	359,498
Monster Beverage Corp.*	24,559	1,437,193
PepsiCo, Inc.	47,502	7,122,450
		21,158,691
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	15,390	14,555,554
Dollar General Corp.	7,753	681,721
Dollar Tree, Inc.*	6,868	515,581
Kroger Co.	22,981	1,555,584
Sysco Corp.	17,155	1,287,311
Target Corp.	16,028	1,672,682
Walgreens Boots Alliance, Inc.	24,949	278,681
Walmart, Inc.	150,558	13,217,487
		33,764,601
Food Products 0.7%
Archer-Daniels-Midland Co.	16,825	807,768
Bunge Global SA	4,528	346,030
Conagra Brands, Inc.	17,024	454,030
General Mills, Inc.	18,850	1,127,041
Hormel Foods Corp.	10,491	324,592
Kellanova	9,226	761,053
Kraft Heinz Co.	29,880	909,248
Lamb Weston Holdings, Inc.	4,776	254,561
McCormick & Co., Inc.	8,571	705,479
Mondelez International, Inc. "A"	44,757	3,036,762
The Campbell's Co.	6,943	277,165
The Hershey Co.	5,183	886,448
The J.M. Smucker Co.	3,641	431,131
Tyson Foods, Inc. "A"	9,805	625,657
		10,946,965
Household Products 1.2%
Church & Dwight Co., Inc.	8,486	934,224
Clorox Co.	4,321	636,267
Colgate-Palmolive Co.	27,956	2,619,477
Kimberly-Clark Corp.	11,564	1,644,632
Procter & Gamble Co.	81,356	13,864,690
		19,699,290
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	8,214	542,124
Kenvue, Inc.	66,121	1,585,582
		2,127,706

Tobacco 0.7%
Altria Group, Inc.	58,942	3,537,699
Philip Morris International, Inc.	53,879	8,552,213
		12,089,912
Energy 3.6%
Energy Equipment & Services 0.2%
Baker Hughes Co.	34,375	1,510,781
Halliburton Co.	30,531	774,572
Schlumberger NV	48,174	2,013,673
		4,299,026
Oil, Gas & Consumable Fuels 3.4%
APA Corp.	12,120	254,762
Chevron Corp.	57,895	9,685,255
ConocoPhillips	44,077	4,628,967
Coterra Energy, Inc.	25,768	744,695
Devon Energy Corp.	22,842	854,291
Diamondback Energy, Inc.	6,578	1,051,691
EOG Resources, Inc.	19,369	2,483,881
EQT Corp.	20,979	1,120,908
Expand Energy Corp.	7,235	805,400
Exxon Mobil Corp.	150,893	17,945,704
Hess Corp.	9,539	1,523,664
Kinder Morgan, Inc.	66,855	1,907,373
Marathon Petroleum Corp.	10,902	1,588,312
Occidental Petroleum Corp.	23,694	1,169,536
ONEOK, Inc.	21,675	2,150,593
Phillips 66	14,233	1,757,491
Targa Resources Corp.	7,582	1,519,964
Texas Pacific Land Corp.	663	878,468
Valero Energy Corp.	10,996	1,452,242
Williams Companies, Inc.	42,428	2,535,497
		56,058,694
Financials 14.5%
Banks 3.4%
Bank of America Corp.	229,521	9,577,911
Citigroup, Inc.	65,028	4,616,338
Citizens Financial Group, Inc.	15,462	633,478
Fifth Third Bancorp.	23,572	924,022
Huntington Bancshares, Inc.	50,851	763,273
JPMorgan Chase & Co.	96,982	23,789,685
KeyCorp.	33,954	542,924
M&T Bank Corp.	5,722	1,022,807
PNC Financial Services Group, Inc.	13,634	2,396,448
Regions Financial Corp.	31,746	689,841
Truist Financial Corp.	45,304	1,864,260
U.S. Bancorp.	54,294	2,292,293
Wells Fargo & Co.	113,963	8,181,404
		57,294,684
Capital Markets 3.2%
Ameriprise Financial, Inc.	3,352	1,622,737
Bank of New York Mellon Corp.	24,714	2,072,763
Blackrock, Inc.	5,041	4,771,206
Blackstone, Inc.	25,368	3,545,939
Cboe Global Markets, Inc.	3,681	832,973

Charles Schwab Corp.	59,059	4,623,139
CME Group, Inc.	12,544	3,327,798
FactSet Research Systems, Inc.	1,325	602,398
Franklin Resources, Inc.	11,385	219,161
Intercontinental Exchange, Inc.	19,980	3,446,550
Invesco Ltd.	14,665	222,468
KKR & Co., Inc.	23,498	2,716,604
MarketAxess Holdings, Inc.	1,241	268,490
Moody's Corp.	5,341	2,487,250
Morgan Stanley	42,912	5,006,543
MSCI, Inc.	2,708	1,531,374
Nasdaq, Inc.	14,307	1,085,329
Northern Trust Corp.	6,761	666,973
Raymond James Financial, Inc.	6,412	890,691
S&P Global, Inc.	10,914	5,545,403
State Street Corp.	10,097	903,984
T. Rowe Price Group, Inc.	7,637	701,611
The Goldman Sachs Group, Inc.	10,819	5,910,312
		53,001,696
Consumer Finance 0.6%
American Express Co.	19,243	5,177,329
Capital One Financial Corp.	13,240	2,373,932
Discover Financial Services	8,713	1,487,309
Synchrony Financial	13,278	702,938
		9,741,508
Financial Services 4.9%
Apollo Global Management, Inc.	15,535	2,127,363
Berkshire Hathaway, Inc. "B"*	63,564	33,852,915
Corpay, Inc.*	2,426	845,995
Fidelity National Information Services, Inc.	18,365	1,371,498
Fiserv, Inc.*	19,707	4,351,897
Global Payments, Inc.	8,554	837,608
Jack Henry & Associates, Inc.	2,494	455,404
Mastercard, Inc. "A"	28,209	15,461,917
PayPal Holdings, Inc.*	34,270	2,236,118
Visa, Inc. "A"	59,733	20,934,027
		82,474,742
Insurance 2.4%
Aflac, Inc.	17,015	1,891,898
Allstate Corp.	9,210	1,907,115
American International Group, Inc.	20,378	1,771,663
Aon PLC "A"	7,516	2,999,560
Arch Capital Group Ltd.	13,026	1,252,841
Arthur J. Gallagher & Co.	8,788	3,033,969
Assurant, Inc.	1,850	388,038
Brown & Brown, Inc.	8,091	1,006,520
Chubb Ltd.	12,866	3,885,403
Cincinnati Financial Corp.	5,534	817,483
Erie Indemnity Co. "A"	844	353,678
Everest Group Ltd.	1,533	556,985
Globe Life, Inc.	2,928	385,676
Hartford Insurance Group, Inc.	10,057	1,244,353
Loews Corp.	6,296	578,665
Marsh & McLennan Companies, Inc.	17,049	4,160,467
MetLife, Inc.	20,177	1,620,011
Principal Financial Group, Inc.	7,402	624,507
Progressive Corp.	20,370	5,764,914

Prudential Financial, Inc.	12,128	1,354,455
Travelers Companies, Inc.	7,898	2,088,705
W.R. Berkley Corp.	10,445	743,266
Willis Towers Watson PLC	3,429	1,158,831
		39,589,003
Health Care 11.1%
Biotechnology 1.9%
AbbVie, Inc.	61,210	12,824,719
Amgen, Inc.	18,639	5,806,980
Biogen, Inc.*	5,021	687,074
Gilead Sciences, Inc.	43,164	4,836,526
Incyte Corp.*	5,311	321,581
Moderna, Inc.*	11,876	336,685
Regeneron Pharmaceuticals, Inc.	3,655	2,318,111
Vertex Pharmaceuticals, Inc.*	8,908	4,318,776
		31,450,452
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	60,031	7,963,112
Align Technology, Inc.*	2,465	391,590
Baxter International, Inc.	17,600	602,448
Becton Dickinson & Co.	9,894	2,266,320
Boston Scientific Corp.*	50,939	5,138,726
Cooper Companies, Inc.*	6,731	567,760
Dexcom, Inc.*	13,723	937,144
Edwards Lifesciences Corp.*	20,322	1,472,939
GE HealthCare Technologies, Inc.	15,995	1,290,956
Hologic, Inc.*	7,894	487,612
IDEXX Laboratories, Inc.*	2,865	1,203,157
Insulet Corp.*	2,455	644,707
Intuitive Surgical, Inc.*	12,390	6,136,395
Medtronic PLC	44,608	4,008,475
ResMed, Inc.	5,162	1,155,514
Solventum Corp.*	4,987	379,211
STERIS PLC	3,415	774,010
Stryker Corp.	11,932	4,441,687
Zimmer Biomet Holdings, Inc.	7,005	792,826
		40,654,589
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	8,327	1,147,211
Cencora, Inc.	5,922	1,646,849
Centene Corp.*	17,077	1,036,745
Cigna Group	9,463	3,113,327
CVS Health Corp.	43,781	2,966,163
DaVita, Inc.*	1,501	229,608
Elevance Health, Inc.	8,066	3,508,387
HCA Healthcare, Inc.	6,153	2,126,169
Henry Schein, Inc.*	4,431	303,479
Humana, Inc.	4,166	1,102,324
Labcorp Holdings, Inc.	2,926	680,997
McKesson Corp.	4,340	2,920,776
Molina Healthcare, Inc.*	1,949	641,981
Quest Diagnostics, Inc.	3,901	660,049
UnitedHealth Group, Inc.	31,913	16,714,434
Universal Health Services, Inc. "B"	2,123	398,912
		39,197,411

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	9,918	1,160,208
Bio-Techne Corp.	5,292	310,270
Charles River Laboratories International, Inc.*	1,774	267,022
Danaher Corp.	22,161	4,543,005
IQVIA Holdings, Inc.*	5,820	1,026,066
Mettler-Toledo International, Inc.*	723	853,798
Revvity, Inc.	4,205	444,889
Thermo Fisher Scientific, Inc.	13,251	6,593,698
Waters Corp.*	2,037	750,777
West Pharmaceutical Services, Inc.	2,534	567,312
		16,517,045
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	70,589	4,305,223
Eli Lilly & Co.	27,324	22,567,165
Johnson & Johnson	83,543	13,854,771
Merck & Co., Inc.	87,707	7,872,580
Pfizer, Inc.	196,630	4,982,604
Viatris, Inc.	39,683	345,639
Zoetis, Inc.	15,521	2,555,533
		56,483,515
Industrials 8.4%
Aerospace & Defense 2.0%
Axon Enterprise, Inc.*	2,526	1,328,550
Boeing Co.*	26,005	4,435,153
GE Aerospace	37,196	7,444,779
General Dynamics Corp.	8,746	2,383,984
Howmet Aerospace, Inc.	14,168	1,838,014
Huntington Ingalls Industries, Inc.	1,345	274,434
L3Harris Technologies, Inc.	6,470	1,354,236
Lockheed Martin Corp.	7,239	3,233,734
Northrop Grumman Corp.	4,700	2,406,447
RTX Corp.	46,311	6,134,355
Textron, Inc.	6,433	464,784
TransDigm Group, Inc.	1,934	2,675,283
		33,973,753
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	4,100	419,840
Expeditors International of Washington, Inc.	4,873	585,978
FedEx Corp.	7,667	1,869,061
United Parcel Service, Inc. "B"	25,468	2,801,226
		5,676,105
Building Products 0.5%
A.O. Smith Corp.	4,293	280,591
Allegion PLC	2,991	390,206
Builders FirstSource, Inc.*	4,073	508,881
Carrier Global Corp.	27,831	1,764,486
Johnson Controls International PLC	22,821	1,828,190
Lennox International, Inc.	1,128	632,616
Masco Corp.	7,560	525,722
Trane Technologies PLC	7,733	2,605,402
		8,536,094
Commercial Services & Supplies 0.6%
Cintas Corp.	11,917	2,449,301
Copart, Inc.*	30,226	1,710,489

Republic Services, Inc.	7,076	1,713,524
Rollins, Inc.	9,821	530,629
Veralto Corp.	8,451	823,550
Waste Management, Inc.	12,704	2,941,103
		10,168,596
Construction & Engineering 0.1%
Quanta Services, Inc.	5,100	1,296,318
Electrical Equipment 0.7%
AMETEK, Inc.	7,927	1,364,554
Eaton Corp. PLC	13,736	3,733,857
Emerson Electric Co.	19,491	2,136,993
GE Vernova, Inc.	9,590	2,927,635
Generac Holdings, Inc.*	2,106	266,725
Hubbell, Inc.	1,872	619,464
Rockwell Automation, Inc.	3,888	1,004,581
		12,053,809
Ground Transportation 0.9%
CSX Corp.	67,051	1,973,311
J.B. Hunt Transport Services, Inc.	2,761	408,490
Norfolk Southern Corp.	7,821	1,852,404
Old Dominion Freight Line, Inc.	6,477	1,071,619
Uber Technologies, Inc.*	72,435	5,277,614
Union Pacific Corp.	20,912	4,940,251
		15,523,689
Industrial Conglomerates 0.5%
3M Co.	18,770	2,756,562
Honeywell International, Inc.	22,618	4,789,362
		7,545,924
Machinery 1.6%
Caterpillar, Inc.	16,532	5,452,253
Cummins, Inc.	4,815	1,509,214
Deere & Co.	8,763	4,112,914
Dover Corp.	4,820	846,778
Fortive Corp.	11,899	870,769
IDEX Corp.	2,537	459,121
Illinois Tool Works, Inc.	9,315	2,310,213
Ingersoll Rand, Inc.	13,870	1,110,016
Nordson Corp.	1,801	363,298
Otis Worldwide Corp.	13,854	1,429,733
PACCAR, Inc.	18,028	1,755,386
Parker-Hannifin Corp.	4,473	2,718,913
Pentair PLC	5,541	484,727
Snap-on, Inc.	1,837	619,087
Stanley Black & Decker, Inc.	5,315	408,617
Westinghouse Air Brake Technologies Corp.	6,000	1,088,100
Xylem, Inc.	8,474	1,012,304
		26,551,443
Passenger Airlines 0.2%
Delta Air Lines, Inc.	22,205	968,138
Southwest Airlines Co.	20,598	691,681
United Airlines Holdings, Inc.*	11,372	785,236
		2,445,055
Professional Services 0.7%
Automatic Data Processing, Inc.	14,069	4,298,502
Broadridge Financial Solutions, Inc.	4,108	996,026

Dayforce, Inc.*	5,464	318,715
Equifax, Inc.	4,253	1,035,861
Jacobs Solutions, Inc.	4,374	528,773
Leidos Holdings, Inc.	4,658	628,550
Paychex, Inc.	11,174	1,723,925
Paycom Software, Inc.	1,699	371,197
Verisk Analytics, Inc.	4,950	1,473,219
		11,374,768
Trading Companies & Distributors 0.3%
Fastenal Co.	20,040	1,554,102
United Rentals, Inc.	2,252	1,411,329
W.W. Grainger, Inc.	1,552	1,533,112
		4,498,543
Information Technology 29.3%
Communications Equipment 0.9%
Arista Networks, Inc.*	35,915	2,782,694
Cisco Systems, Inc.	137,964	8,513,759
F5, Inc.*	2,042	543,723
Juniper Networks, Inc.	11,923	431,493
Motorola Solutions, Inc.	5,807	2,542,363
		14,814,032
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	41,904	2,748,483
CDW Corp.	4,594	736,235
Corning, Inc.	26,680	1,221,410
Jabil, Inc.	3,774	513,528
Keysight Technologies, Inc.*	6,103	914,046
TE Connectivity PLC	10,407	1,470,717
Teledyne Technologies, Inc.*	1,633	812,761
Trimble, Inc.*	8,306	545,289
Zebra Technologies Corp. "A"*	1,791	506,065
		9,468,534
IT Services 1.2%
Accenture PLC "A"	21,692	6,768,772
Akamai Technologies, Inc.*	5,262	423,591
Cognizant Technology Solutions Corp. "A"	17,112	1,309,068
EPAM Systems, Inc.*	1,907	321,978
Gartner, Inc.*	2,656	1,114,829
GoDaddy, Inc. "A"*	4,928	887,730
International Business Machines Corp.	32,052	7,970,050
VeriSign, Inc.*	2,857	725,307
		19,521,325
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.*	56,185	5,772,447
Analog Devices, Inc.	17,193	3,467,312
Applied Materials, Inc.	28,185	4,090,207
Broadcom, Inc.	162,481	27,204,194
Enphase Energy, Inc.*	4,566	283,320
First Solar, Inc.*	3,758	475,124
Intel Corp.	150,038	3,407,363
KLA Corp.	4,602	3,128,440
Lam Research Corp.	44,677	3,248,018
Microchip Technology, Inc.	18,506	895,875
Micron Technology, Inc.	38,579	3,352,129
Monolithic Power Systems, Inc.	1,655	959,867

NVIDIA Corp.	849,177	92,033,803
NXP Semiconductors NV	8,791	1,670,818
ON Semiconductor Corp.*	14,509	590,371
QUALCOMM, Inc.	38,347	5,890,483
Skyworks Solutions, Inc.	5,540	358,050
Teradyne, Inc.	5,744	474,454
Texas Instruments, Inc.	31,561	5,671,512
		162,973,787
Software 9.6%
Adobe, Inc.*	15,083	5,784,783
ANSYS, Inc.*	3,073	972,789
Autodesk, Inc.*	7,395	1,936,011
Cadence Design Systems, Inc.*	9,450	2,403,418
Crowdstrike Holdings, Inc. "A"*	8,541	3,011,386
Fair Isaac Corp.*	855	1,576,757
Fortinet, Inc.*	22,223	2,139,186
Gen Digital, Inc.	19,095	506,781
Intuit, Inc.	9,701	5,956,317
Microsoft Corp.	257,787	96,770,662
Oracle Corp.	56,239	7,862,775
Palantir Technologies, Inc. "A"*	71,070	5,998,308
Palo Alto Networks, Inc.*	22,915	3,910,216
PTC, Inc.*	4,257	659,622
Roper Technologies, Inc.	3,709	2,186,752
Salesforce, Inc.	33,181	8,904,453
ServiceNow, Inc.*	7,140	5,684,440
Synopsys, Inc.*	5,355	2,296,492
Tyler Technologies, Inc.*	1,496	869,759
Workday, Inc. "A"*	7,381	1,723,685
		161,154,592
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	520,888	115,704,851
Dell Technologies, Inc. "C"	10,800	984,420
Hewlett Packard Enterprise Co.	45,643	704,272
HP, Inc.	32,411	897,461
NetApp, Inc.	7,223	634,468
Seagate Technology Holdings PLC	7,157	607,987
Super Micro Computer, Inc.* (a)	17,668	604,952
Western Digital Corp.*	12,097	489,082
		120,627,493
Materials 2.0%
Chemicals 1.3%
Air Products & Chemicals, Inc.	7,724	2,277,962
Albemarle Corp.	4,135	297,803
CF Industries Holdings, Inc.	6,068	474,214
Corteva, Inc.	23,694	1,491,063
Dow, Inc.	24,075	840,699
DuPont de Nemours, Inc.	14,345	1,071,285
Eastman Chemical Co.	3,891	342,836
Ecolab, Inc.	8,750	2,218,300
International Flavors & Fragrances, Inc.	8,912	691,660
Linde PLC	16,490	7,678,404
LyondellBasell Industries NV "A"	9,071	638,598
PPG Industries, Inc.	8,183	894,811

Sherwin-Williams Co.	8,060	2,814,471
The Mosaic Co.	11,253	303,944
		22,036,050
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,108	1,007,898
Vulcan Materials Co.	4,549	1,061,282
		2,069,180
Containers & Packaging 0.3%
Amcor PLC	50,655	491,354
Avery Dennison Corp.	2,727	485,324
Ball Corp.	10,488	546,110
International Paper Co.	18,463	985,001
Packaging Corp. of America	3,070	607,921
Smurfit WestRock PLC	16,949	763,722
		3,879,432
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	49,727	1,882,664
Newmont Corp.	39,706	1,917,006
Nucor Corp.	8,102	974,995
Steel Dynamics, Inc.	4,857	607,513
		5,382,178
Real Estate 2.2%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,454	504,550
Healthpeak Properties, Inc.	24,565	496,704
Ventas, Inc.	15,026	1,033,188
Welltower, Inc.	21,087	3,230,739
		5,265,181
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	24,528	348,543
Industrial REITs 0.2%
Prologis, Inc.	32,258	3,606,122
Office REITs 0.0%
BXP, Inc.	5,040	338,638
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	10,238	1,338,926
CoStar Group, Inc.*	14,432	1,143,447
		2,482,373
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,993	1,071,597
Camden Property Trust	3,829	468,287
Equity Residential	11,943	854,880
Essex Property Trust, Inc.	2,207	676,600
Invitation Homes, Inc.	19,855	691,947
Mid-America Apartment Communities, Inc.	4,005	671,158
UDR, Inc.	10,658	481,422
		4,915,891
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	270,961
Kimco Realty Corp.	23,253	493,894
Realty Income Corp.	30,158	1,749,465

Regency Centers Corp.	5,589	412,245
Simon Property Group, Inc.	10,603	1,760,946
		4,687,511
Specialized REITs 0.9%
American Tower Corp.	16,270	3,540,352
Crown Castle, Inc.	14,951	1,558,343
Digital Realty Trust, Inc.	10,970	1,571,891
Equinix, Inc.	3,362	2,741,207
Extra Space Storage, Inc.	7,265	1,078,780
Iron Mountain, Inc.	10,029	862,895
Public Storage	5,412	1,619,757
SBA Communications Corp.	3,756	826,358
VICI Properties, Inc.	36,620	1,194,544
Weyerhaeuser Co.	25,369	742,804
		15,736,931
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	8,794	565,894
American Electric Power Co., Inc.	18,411	2,011,770
Constellation Energy Corp.	10,879	2,193,533
Duke Energy Corp.	26,879	3,278,432
Edison International	13,535	797,482
Entergy Corp.	15,030	1,284,915
Evergy, Inc.	7,820	539,189
Eversource Energy	12,932	803,206
Exelon Corp.	34,557	1,592,387
FirstEnergy Corp.	17,723	716,364
NextEra Energy, Inc.	71,261	5,051,692
NRG Energy, Inc.	6,939	662,397
PG&E Corp.	76,580	1,315,644
Pinnacle West Capital Corp.	3,775	359,569
PPL Corp.	25,955	937,235
Southern Co.	38,145	3,507,433
Xcel Energy, Inc.	19,869	1,406,526
		27,023,668
Gas Utilities 0.0%
Atmos Energy Corp.	5,420	837,824
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,907	309,345
Vistra Corp.	11,741	1,378,863
		1,688,208
Multi-Utilities 0.7%
Ameren Corp.	9,380	941,752
CenterPoint Energy, Inc.	23,008	833,580
CMS Energy Corp.	10,407	781,670
Consolidated Edison, Inc.	11,888	1,314,694
Dominion Energy, Inc.	28,937	1,622,497
DTE Energy Co.	7,155	989,322
NiSource, Inc.	16,185	648,857
Public Service Enterprise Group, Inc.	17,317	1,425,189
Sempra	21,868	1,560,500
WEC Energy Group, Inc.	11,150	1,215,127
		11,333,188

Water Utilities 0.1%
American Water Works Co., Inc.	6,835	1,008,299
Total Common Stocks (Cost $347,527,964)		1,648,942,124

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.115% (b), 9/11/2025 (c) (Cost $1,030,437)	1,050,000	1,030,508

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $591,500)	591,500	591,500

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $16,934,642)	16,934,642	16,934,642

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $366,084,543)	100.0	1,667,498,774
Other Assets and Liabilities, Net	0.0	414,781
Net Assets	100.0	1,667,913,555
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
360,800	230,700 (f)	—	—	—	592	—	591,500	591,500
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.37% (d)
16,184,739	33,157,336	32,407,433	—	—	129,660	—	16,934,642	16,934,642
16,545,539	33,388,036	32,407,433	—	—	130,252	—	17,526,142	17,526,142

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $836,992, which is 0.1% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $255,639.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

REIT: Real Estate Investment Trust
At March 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	USD	6/20/2025	65	18,481,418	18,373,063	(108,355)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,648,942,124	$—	$—	$1,648,942,124
Government & Agency Obligations	—	1,030,508	—	1,030,508
Short-Term Investments (a)	17,526,142	—	—	17,526,142
Total	$1,666,468,266	$1,030,508	$—	$1,667,498,774

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(108,355)	$—	$—	$(108,355)
Total	$(108,355)	$—	$—	$(108,355)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSPF500IF-PH1
R-080548-3 (1/27)